BXMX	Nuveen S&P 500 Buy-Write Income Fund Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.6%

	COMMON STOCKS – 100.6% (2)

	Aerospace & Defense – 2.6%

41,868	Arconic Inc.	$800,098
34,819	Boeing Company	13,280,663
8,874	Huntington Ingalls Industries Inc.	1,838,693
16,907	Northrop Grumman Corporation	4,558,127
36,203	Raytheon Company	6,591,842
62,472	United Technologies Corporation	8,052,016
	Total Aerospace & Defense	35,121,439

	Air Freight & Logistics – 0.5%

64,481	United Parcel Service Inc.	7,205,107

	Airlines – 0.3%

55,050	United Continental Holdings Inc., (3)	4,391,889

	Auto Components – 0.1%

17,023	Cooper Tire & Rubber Company	508,818
6,586	Garrett Motion Inc., (3)	97,012
65,377	Gentex Corporation	1,351,996
	Total Auto Components	1,957,826

	Automobiles – 0.3%
283,909	Ford Motor Company	2,492,721
27,338	Harley-Davidson Inc.	974,873
2,190	Tesla Inc., (3)	612,893
	Total Automobiles	4,080,487

	Banks – 5.8%

620,535	Bank of America Corporation	17,120,561
158,785	Citigroup Inc.	9,879,603
43,122	Comerica Inc.	3,161,705
88,630	Fifth Third Bancorp	2,235,248
108,513	First Horizon National Corporation	1,517,012
229,212	JPMorgan Chase & Company	23,203,131
22,489	M&T Bank Corporation	3,531,223
134,266	US Bancorp	6,470,278
250,817	Wells Fargo & Company	12,119,477
	Total Banks	79,238,238

	Beverages – 2.0%

253,449	Coca-Cola Company	11,876,620
50,184	Monster Beverage Corporation, (3)	2,739,043
108,671	PepsiCo Inc.	13,317,631
	Total Beverages	27,933,294

	Biotechnology – 2.9%

97,365	AbbVie Inc.	7,846,645
3,832	Alnylam Pharmaceuticals Inc., (3)	358,101
60,048	Amgen Inc.	11,407,919
19,760	Biogen Inc., (3)	4,670,869
18,057	BioMarin Pharmaceutical Inc., (3)	1,604,003
60,685	Celgene Corporation, (3)	5,725,023
105,356	Gilead Sciences Inc.	6,849,194
14,155	Seattle Genetics Inc., (3)	1,036,712
	Total Biotechnology	39,498,466

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	Building Products – 0.4%

22,906	Allegion PLC	$2,077,803
68,967	Masco Corporation	2,711,093
4,753	Resideo Technologies Inc., (3)	91,685
	Total Building Products	4,880,581

	Capital Markets – 2.2%

122,267	Charles Schwab Corporation	5,228,137
33,148	CME Group Inc.	5,455,498
43,831	Eaton Vance Corporation	1,766,827
28,404	Goldman Sachs Group Inc.	5,453,284
80,793	Intercontinental Exchange Inc.	6,151,579
31,797	Legg Mason Inc.	870,284
126,664	Morgan Stanley	5,345,221
17,078	Waddell & Reed Financial Inc., Class A	295,279
	Total Capital Markets	30,566,109

	Chemicals – 1.4%

22,547	AdvanSix Inc., (3)	644,168
25,671	Chemours Company	953,934
186,889	DowDuPont Inc.	9,963,053
50,283	Eastman Chemical Company	3,815,474
41,063	Olin Corporation	950,198
40,630	RPM International Inc.	2,358,165
	Total Chemicals	18,684,992

	Commercial Services & Supplies – 0.5%

14,145	Deluxe Corporation	618,419
2,996	Pitney Bowes Inc.	20,582
56,182	Waste Management Inc.	5,837,872
	Total Commercial Services & Supplies	6,476,873

	Communications Equipment – 1.5%

24,808	Ciena Corporation, (3)	926,331
297,388	Cisco Systems Inc.	16,055,978
5,462	Lumentum Holdings Inc., (3)	308,822
21,003	Motorola Solutions Inc.	2,949,241
27,916	Viavi Solutions Inc., (3)	345,600
	Total Communications Equipment	20,585,972

	Consumer Finance – 0.4%

57,275	Discover Financial Services	4,075,689
13,770	Navient Corporation	159,319
128,012	SLM Corporation	1,268,599
	Total Consumer Finance	5,503,607

	Containers & Packaging – 0.4%

23,917	Avery Dennison Corporation	2,702,621
21,019	Packaging Corporation of America	2,088,868
18,945	Sonoco Products Company	1,165,686
	Total Containers & Packaging	5,957,175

	Distributors – 0.2%

23,926	Genuine Parts Company	2,680,430

	Diversified Financial Services – 2.0%

132,885	Berkshire Hathaway Inc., Class B, (3)	26,695,268
53,398	Jefferies Financial Group Inc.	1,003,348
	Total Diversified Financial Services	27,698,616

Shares	Description (1)	Value

	Diversified Telecommunication Services – 2.1%

414,862	AT&T Inc.	$13,010,072
49,296	CenturyLink Inc.	591,059
249,752	Verizon Communications Inc.	14,767,836
	Total Diversified Telecommunication Services	28,368,967

	Electric Utilities – 1.5%

72,631	Duke Energy Corporation	6,536,790
48,432	Evergy Inc.	2,811,478
52,512	OGE Energy Corporation	2,264,317
47,192	Pinnacle West Capital Corporation	4,510,611
79,367	Southern Company	4,101,687
	Total Electric Utilities	20,224,883

	Electrical Equipment – 0.8%

39,086	Eaton Corp PLC	3,148,768
57,064	Emerson Electric Company	3,907,172
8,860	Hubbell Inc.	1,045,303
17,787	Rockwell Automation Inc.	3,120,907
	Total Electrical Equipment	11,222,150

	Electronic Equipment, Instruments & Components – 0.2%

99,250	Corning Inc.	3,285,175

	Energy Equipment & Services – 0.6%

19,803	Diamond Offshore Drilling Inc., (3)	207,734
104,761	Halliburton Company	3,069,497
45,801	Patterson-UTI Energy Inc.	642,130
114,002	Schlumberger Ltd	4,967,067
	Total Energy Equipment & Services	8,886,428

	Entertainment – 1.9%

52,799	Activision Blizzard Inc.	2,403,938
30,218	Netflix Inc., (3)	10,774,530
113,098	Walt Disney Company	12,557,271
	Total Entertainment	25,735,739

	Equity Real Estate Investment Trust – 2.9%

94,848	Apartment Investment & Management Company, Class A	4,769,906
109,496	Brandywine Realty Trust	1,736,607
81,089	CubeSmart	2,598,092
140,542	Equity Commonwealth	4,594,318
84,268	Healthcare Realty Trust Inc.	2,705,845
98,614	Lexington Realty Trust	893,443
60,921	Liberty Property Trust	2,949,795
94,325	Prologis Inc.	6,786,684
51,162	Sabra Health Care REIT Inc.	996,124
36,576	Senior Housing Properties Trust	430,865
49,503	Ventas Inc.	3,158,786
62,339	Welltower Inc.	4,837,506
113,412	Weyerhaeuser Company	2,987,272
	Total Equity Real Estate Investment Trust	39,445,243

	Food & Staples Retailing – 1.3%

95,936	Kroger Company	2,360,026
77,723	Walgreens Boots Alliance Inc.	4,917,534
109,345	Walmart Inc.	10,664,418
	Total Food & Staples Retailing	17,941,978

	Food Products – 0.8%

31,071	Lamb Weston Holdings Inc.	2,328,461
172,098	Mondelez International Inc., Class A	8,591,132
	Total Food Products	10,919,593

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	Gas Utilities – 0.2%

13,073	Atmos Energy Corporation	$1,345,604
21,558	National Fuel Gas Company	1,314,176
	Total Gas Utilities	2,659,780

	Health Care Equipment & Supplies – 3.2%

143,768	Abbott Laboratories	11,492,814
13,397	Avanos Medical Inc., (3)	571,784
61,162	Baxter International Inc.	4,973,082
27,023	Hill-Rom Holdings Inc.	2,860,655
67,993	Hologic Inc., (3)	3,290,861
14,710	Intuitive Surgical Inc., (3)	8,393,232
130,959	Medtronic PLC	11,927,746
	Total Health Care Equipment & Supplies	43,510,174

	Health Care Providers & Services – 2.9%

22,897	Anthem Inc.	6,570,981
24,227	Cigna Corporation	3,896,186
14,223	Covetrus Inc., (3)	453,003
87,569	CVS Health Corporation	4,722,596
31,458	HCA Healthcare Inc.	4,101,494
35,558	Henry Schein Inc., (3)	2,137,391
73,900	UnitedHealth Group Inc.	18,272,514
	Total Health Care Providers & Services	40,154,165

	Health Care Technology – 0.2%

54,297	Cerner Corporation, (3)	3,106,331

	Hotels, Restaurants & Leisure – 1.9%

44,877	Carnival Corporation	2,276,161
7,029	Domino's Pizza Inc.	1,814,185
12,548	Las Vegas Sands Corporation	764,926
33,299	Marriott International Inc., Class A	4,165,372
5,670	Marriott Vacations Worldwide Corporation	530,145
65,579	McDonald's Corporation	12,453,452
28,400	Starbucks Corporation	2,111,256
11,143	Wynn Resorts Ltd	1,329,583
	Total Hotels, Restaurants & Leisure	25,445,080

	Household Durables – 0.4%

20,159	Garmin Ltd	1,740,729
34,647	KB Home	837,418
37,999	Newell Brands Inc.	582,905
400	NVR Inc., (3)	1,106,800
12,595	TopBuild Corporation, (3)	816,408
8,556	Whirlpool Corporation	1,137,007
	Total Household Durables	6,221,267

	Household Products – 1.8%

99,287	Colgate-Palmolive Company	6,805,131
174,878	Procter & Gamble Company	18,196,056
	Total Household Products	25,001,187

	Industrial Conglomerates – 1.7%

40,723	3M Company	8,461,425
522,790	General Electric Company	5,222,672
60,078	Honeywell International Inc.	9,547,596
	Total Industrial Conglomerates	23,231,693

	Insurance – 2.3%

46,340	Allstate Corporation	4,364,301
78,788	American International Group Inc.	3,392,611

Shares	Description (1)	Value

	Insurance (continued)

49,370	Arthur J Gallagher & Company	$3,855,797
40,755	CNO Financial Group Inc.	659,416
26,175	Fidelity National Financial Inc.	956,696
65,958	Genworth Financial Inc., Class A, (3)	252,619
73,085	Hartford Financial Services Group Inc.	3,633,786
4,703	Kemper Corporation	358,087
51,264	Lincoln National Corporation	3,009,197
57,906	Marsh & McLennan Companies Inc.	5,437,373
38,705	Travelers Companies Inc.	5,308,778
	Total Insurance	31,228,661

	Interactive Media & Services – 5.2%

20,997	Alphabet Inc., Class A	24,711,159
17,941	Alphabet Inc., Class C, (3)	21,050,355
151,210	Facebook Inc., Class A, (3)	25,205,195
4,685	IAC/InterActiveCorp, (3)	984,365
	Total Interactive Media & Services	71,951,074

	Internet & Direct Marketing Retail – 4.0%

25,872	Amazon.com Inc., (3)	46,071,564
3,467	Booking Holdings Inc., (3)	6,049,603
66,119	eBay Inc.	2,455,659
11,216	Qurate Retail Inc., (3)	179,232
	Total Internet & Direct Marketing Retail	54,756,058

	IT Services – 4.7%

26,791	Akamai Technologies Inc., (3)	1,921,183
6,302	Alliance Data Systems Corporation	1,102,724
38,161	Automatic Data Processing Inc.	6,095,838
16,990	Black Knight Inc., (3)	925,955
24,108	Broadridge Financial Solutions Inc.	2,499,758
46,407	Fidelity National Information Services Inc.	5,248,632
57,809	International Business Machines Corporation	8,156,850
92,653	PayPal Holdings Inc., (3)	9,621,087
28,272	VeriSign Inc., (3)	5,133,064
150,309	Visa Inc., Class A	23,476,763
	Total IT Services	64,181,854

	Leisure Products – 0.1%

54,494	Mattel Inc., (3)	708,422
7,753	Polaris Industries Inc.	654,586
	Total Leisure Products	1,363,008

	Life Sciences Tools & Services – 0.2%

7,700	Thermo Fisher Scientific Inc.	2,107,644

	Machinery – 2.0%

46,143	Caterpillar Inc.	6,251,915
18,648	Cummins Inc.	2,943,960
28,279	Deere & Company	4,520,115
33,165	Graco Inc.	1,642,331
21,850	Hillenbrand Inc.	907,430
27,203	Ingersoll-Rand PLC	2,936,564
16,893	Parker-Hannifin Corporation	2,899,177
10,877	Snap-on Inc.	1,702,468
21,492	Stanley Black & Decker Inc.	2,926,566
10,383	Timken Company	452,906
2,888	Wabtec Corporation	212,903
	Total Machinery	27,396,335

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	Media – 1.3%

40,446	CBS Corporation, Class B	$1,922,398
294,628	Comcast Corporation, Class A	11,779,228
21,843	DISH Network Corporation, Class A, (3)	692,205
33,026	New York Times Company, Class A	1,084,904
90,019	News Corporation, Class A	1,119,836
26,508	Omnicom Group Inc.	1,934,819
	Total Media	18,533,390

	Metals & Mining – 0.3%

24,264	Barrick Gold Corporation	332,659
58,062	Newmont Mining Corporation	2,076,878
37,498	Nucor Corporation	2,188,008
	Total Metals & Mining	4,597,545

	Mortgage Real Estate Investment Trust – 0.0%

34,164	Annaly Capital Management Inc.	341,298

	Multiline Retail – 0.1%

25,320	Macy's Inc.	608,440
16,563	Nordstrom Inc.	735,066
	Total Multiline Retail	1,343,506

	Multi-Utilities – 1.7%

67,348	Ameren Corporation	4,953,445
57,390	Consolidated Edison Inc.	4,867,246
17,519	NorthWestern Corporation	1,233,513
81,307	Public Service Enterprise Group Inc.	4,830,449
103,223	WEC Energy Group Inc.	8,162,875
	Total Multi-Utilities	24,047,528

	Oil, Gas & Consumable Fuels – 4.9%

39,947	Cenovus Energy Inc.	346,740
18,536	Cheniere Energy Inc., (3)	1,267,121
127,546	Chevron Corporation	15,711,116
29,019	CNX Resources Corporation, (3)	312,535
101,801	ConocoPhillips	6,794,199
3,556	CONSOL Energy Inc., (3)	121,686
30,650	Continental Resources Inc., (3)	1,372,200
80,624	Encana Corporation	583,718
270,554	Exxon Mobil Corporation	21,860,763
46,499	Hess Corporation	2,800,635
80,979	Occidental Petroleum Corporation	5,360,810
31,741	ONEOK Inc.	2,216,791
46,345	Phillips 66	4,410,654
15,494	Suncor Energy Inc.	502,470
39,961	Valero Energy Corporation	3,389,892
	Total Oil, Gas & Consumable Fuels	67,051,330

	Pharmaceuticals – 5.2%

19,224	Allergan PLC	2,814,586
104,716	Bristol-Myers Squibb Company	4,996,000
68,386	Eli Lilly & Company	8,873,767
172,249	Johnson & Johnson	24,078,688
174,348	Merck & Co. Inc.	14,500,523
368,548	Pfizer Inc.	15,652,234
13,034	Takeda Pharmaceutical Company Ltd, ADR	265,503
	Total Pharmaceuticals	71,181,301

	Professional Services – 0.1%

9,803	ManpowerGroup Inc.	810,610

Shares	Description (1)	Value

	Road & Rail – 1.0%

11,523	Canadian Pacific Railway Ltd	$2,374,084
43,166	Norfolk Southern Corporation	8,067,294
23,216	Old Dominion Freight Line Inc.	3,352,158
	Total Road & Rail	13,793,536

	Semiconductors & Semiconductor Equipment – 3.9%

56,912	Analog Devices Inc.	5,991,126
27,428	Broadcom Inc.	8,247,874
294,210	Intel Corporation	15,799,077
29,404	Lam Research Corporation	5,263,610
36,153	Microchip Technology Inc.	2,999,253
42,649	NVIDIA Corporation	7,658,055
12,918	NXP Semiconductors NV	1,141,822
73,762	ON Semiconductor Corporation, (3)	1,517,284
81,058	QUALCOMM Inc.	4,622,738
	Total Semiconductors & Semiconductor Equipment	53,240,839

	Software – 7.1%

42,477	Adobe Inc., (3)	11,319,696
24,578	Autodesk Inc., (3)	3,829,744
15,524	CDK Global Inc.	913,122
475,776	Microsoft Corporation	56,113,022
179,382	Oracle Corporation	9,634,607
3,531	Palo Alto Networks Inc., (3)	857,609
73,724	salesforce.com Inc., (3)	11,675,670
10,864	ServiceNow Inc., (3)	2,677,867
	Total Software	97,021,337

	Specialty Retail – 2.8%

26,227	American Eagle Outfitters Inc.	581,453
22,501	Best Buy Co. Inc.	1,598,921
21,763	CarMax Inc., (3)	1,519,057
22,213	Gap Inc.	581,536
84,605	Home Depot Inc.	16,234,854
18,023	L Brands Inc.	497,074
62,100	Lowe's Companies Inc.	6,798,087
36,971	Ross Stores Inc.	3,442,000
16,022	Tiffany & Company	1,691,122
98,174	TJX Companies Inc.	5,223,839
	Total Specialty Retail	38,167,943

	Technology Hardware, Storage & Peripherals – 4.1%

267,972	Apple Inc.	50,901,281
11,789	Dell Technologies Inc., Class C, (3)	691,897
143,167	HP Inc.	2,781,735
32,286	NetApp Inc.	2,238,711
	Total Technology Hardware, Storage & Peripherals	56,613,624

	Textiles, Apparel & Luxury Goods – 0.5%

14,739	Lululemon Athletica Inc., (3)	2,415,280
46,827	VF Corporation	4,069,734
	Total Textiles, Apparel & Luxury Goods	6,485,014

	Thrifts & Mortgage Finance – 0.1%

65,735	MGIC Investment Corporation, (3)	867,045

	Tobacco – 1.1%

108,544	Altria Group Inc.	6,233,682
95,041	Philip Morris International Inc.	8,400,674
11,179	Vector Group Ltd	120,621
	Total Tobacco	14,754,977

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)			Value

	Wireless Telecommunication Services – 0.0%

41,446	Sprint Corporation, (3)			$234,170
	Total Long-Term Investments (cost $655,759,601)			1,379,890,561

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.4%

	REPURCHASE AGREEMENTS – 3.4%

$46,996	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $47,001,163, collateralized by $46,815,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $47,940,479	1.200%	4/01/19	$46,996,463
	Total Short-Term Investments (cost $46,996,463)			46,996,463
	Total Investments (cost $702,756,064) – 104.0%			1,426,887,024
	Other Assets Less Liabilities – (4.0)% (4)			(54,584,538)
	Net Assets Applicable to Common Shares – 100%			$1,372,302,486

Investments in Derivatives

Options Written

Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(538)	$(150,640,000)	$2,800	4/05/19	$(2,235,390)
S&P 500® Index	Call	(537)	(150,897,000)	2,810	4/12/19	(2,220,495)
S&P 500® Index	Call	(538)	(150,640,000)	2,800	4/18/19	(2,902,510)
S&P 500® Index	Call	(537)	(149,017,500)	2,775	4/18/19	(3,949,635)
S&P 500® Index	Call	(531)	(151,335,000)	2,850	5/17/19	(2,264,715)
S&P 500® Index	Call	(538)	(151,178,000)	2,810	5/17/19	(3,628,810)
S&P 500® Index	Call	(538)	(149,295,000)	2,775	5/17/19	(4,973,810)
S&P 500® Index	Call	(537)	(147,675,000)	2,750	5/17/19	(6,006,345)
S&P 500® Index	Call	(530)	(151,050,000)	2,850	6/21/19	(3,352,250)
Total Options Written (premiums received $26,607,657)		(4,824)	$(1,351,727,500)			$(31,533,960)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,379,890,561	$—	$—	$1,379,890,561
Short-Term Investments:
Repurchase Agreements	—	46,996,463	—	46,996,463
Investments in Derivatives:
Options Written	(31,533,960)	—	—	(31,533,960)
Total	$1,348,356,601	$46,996,463	$—	$1,395,353,064

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(5)	Exchange-traded, unless otherwise noted.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust